Transactions with Related Parties, Pool Agreement (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Transactions with Related Parties [Abstract]
Minimum age of vessels participating in pool operating Aframax tankers	15 years
Related Party [Member] | V8 Plus Management Pte. Ltd. [Member] | Pool Agreement [Member]
Transactions with Related Parties [Abstract]
Working capital deposit	$ 0.8